UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                     FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13(f)OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

              Report for the quarter Ended September 30, 2000
                                           ------------------

If amended report check here:  [  ]

                          Loews Corporation
------------------------------------------------------------------------------
Name of Institutional Investment Manager

                        667 Madison Avenue    New York     New York     10021
------------------------------------------------------------------------------
Business Address              (Street)        (City)        (State)     (Zip)

  Barry Hirsch, Senior Vice President          (212) 521-2920
------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned Institutional investment manager has caused this report to be
signed on its behalf in the City of          New York          and State of
                                    --------------------------
New York  on the     9th     day of  November, 2000.
--------         -----------         --------------


                                   Loews Corporation
                                   -------------------------------------------
                                   (Name of Institutional Investment Manager)


                                   By:  /s/ Barry Hirsch
                                   -------------------------------------------
                                   (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                      13F File No.:  Name:                    13F File
No.:
-------------------------- -------------  ------------------------ -----------
1.     None                               6.
-------------------------- -------------  ------------------------ -----------
2.                                        7.
-------------------------- -------------  ------------------------ -----------
3.                                        8.
-------------------------- -------------  ------------------------ -----------
4.                                        9.
-------------------------- -------------  ------------------------ -----------
5.                                        10.
-------------------------- -------------  ------------------------ -----------

                                Page 1 of 8 Pages

                                Loews Corporation

                                    FORM 13F

                            Report for the Year Ended

                               September 30, 2000




  Loews Corporation ("Loews"), by virtue of its approximately 87% ownership of voting securities of CNA Financial Corporation whose business address is CNA Plaza, Chicago, Illinois 60685 ("CNA"), may be deemed to have investment discretion regarding certain securities (the "CNA Securities") as to which investment discretion is deemed to be exercised by CNA. Pursuant to General Instruction B of Form 13F, CNA is reporting on behalf of Loews regarding the CNA Securities.

  Mr. Laurence A. Tisch and Mr. Preston R. Tisch own in the aggregate approximately 30% of the outstanding Common Stock of Loews. Mr. Laurence A. Tisch and Mr. Preston R. Tisch are the Co-Chairman of the Board of Loews. Laurence A. Tisch and Preston R. Tisch are brothers and may be deemed to be control persons of Loews.

                                Page 2 of 8 Pages

Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Agnico Eagle
 Mines Ltd.       Common  008474108 $     7,271   1,251,000     X                                     1,251,000

Amcast Ind.
 Corp.            Common  023395106         566      60,000     X                                        60,000

Apex Silver
 Mines Ltd.       Common  G04074103       3,382     334,000     X                                       334,000

Apex Silver       WTS     G04074111         261     167,000     X                                       167,000
 Mines Ltd.       110402

Applica Inc.      Common  03815A106         408      66,000     X                                        66,000

Archer Daniels
 Midland Co.      Common  039483102      75,302   8,730,645     X                                     8,730,645

Barrick Gold
 Corp.            Common  067901108      24,954   1,636,300     X                                     1,636,300

Battle Mountain
 Gold Co.         Common  071593107       1,050     600,000     X                                       600,000

Boeing Co.        Common  097023105       1,260      20,000     X                                        20,000

Cadiz Inc.        Common  127537108       1,500     150,000     X                                       150,000

Cambior Inc.      Common  13201L103         150     300,000     X                                       300,000

Caterpillar Inc.  Common  149123101       2,025      60,000     X                                        60,000

Chubb Corp.       Common  171232101       1,187      15,000     X                                        15,000

CNA Financial
 Corp.            Common  126117100   6,099,248 159,457,480     X                                   159,457,480

Consolidated
 Frtwys Corp.     Common  209232107         500     100,000     X                                       100,000
                                    -----------
                          TOTAL     $ 6,219,064
                                    -----------


                                             Page 3 of 8 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Diamond Offshore
 Drilling, Inc.   Common  25271C102 $ 2,869,719  70,100,000     X                                    70,100,000

Dow Chemical Co.  Common  260543103       3,741     150,000     X                                       150,000

DuPont E.I. De
 Nemours & Co.    Common  263534109       2,072      50,000     X                                        50,000

Furniture Brands
 International    Common  360921100       1,185      71,250     X                                        71,250

Goodyear Tire &
 Rubber Co.       Common  382550101         720      40,000     X                                        40,000

General Motors
 Corp.            Common  370442105       4,550      70,000     X                                        70,000

Glamis Gold Ltd.  Common  376775102       1,500   1,000,000     X                                     1,000,000

Homestake Mining  Common  437614100      24,231   4,671,000     X                                     4,671,000

IMC Global Inc.   WT      449669118                  11,111     X                                        11,111
                  122200

Intl. Paper Inc.  Common  460146103       5,738     200,000     X                                       200,000

Intel Corp.       Common  458140100         831      20,000     X                                        20,000

Kinross Gold
 Corp.            Common  496902107         574   1,020,000     X                                     1,020,000

Knightsbridge
 Tankers Ltd.     Common  G5299G106       2,669     122,000     X                                       122,000

Lihir Gold Ltd. Sponsored 532349107         828   2,500,000     X                                     2.500,000
                  ADR

Lernout & Hauspie
 Speech Prods.    Common  B5628B104         131      10,000     X                                        10,000

Maytag Corp.      Common  578592107       3,106     100,000     X                                       100,000
                                    -----------
                          TOTAL     $ 2,921,595
                                    -----------

                                             Page 4 of 8 Pages



Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Med-Design Corp.  Common  583926100 $       296      20,000     X                                        20,000

Metromedia Int'l.
 Group Inc.       Common  591695101         188      50,213     X                                        50,213

Mine Safety
 Appliances Co.   Common  602720104         750      34,000     X                                        34,000

Navistar Int'l.
 Corp.            Common  63934E108       2,395      80,000     X                                        80,000

Nvidia Corp.      Common  67066G104       1,638      20,000     X                                        20,000

On Command Corp.  Common  682160106         912      74,287     X                                        74,287

On Command Corp.  WTS B   682160122          62      23,697     X                                        23,697
                  100703

Owens-Illinois
 Inc.             Common  690768403         740      80,000     X                                        80,000

J.C. Penney Co.   Common  708160106         591      50,000     X                                        50,000

Perrigo Co.       Common  714290103         684     100,000     X                                       100,000

Placer Dome Inc.  Common  725906101      19,847   2,103,000     X                                     2,103,000

Potash Corp.
 Sask Inc.        Common  73755L107       5,230     100,000     X                                       100,000

Seagate
 Technology Inc.  Common  811804103      11,785     170,800     X                                       170,800

Stillwater Mining
 Co.              Common  86074Q102       2,121      78,350     X                                        78,350

Snap On Inc.      Common  833034101       1,614      68,500     X                                        68,500

                                    -----------
                          TOTAL     $    48,853
                                    -----------

                                             Page 5 of 8 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Telefonos         SPON    879403780 $     1,596      30,000     X                                        30,000
 de Mexico        ADR
                  ORD L

Thermo Cardio
 Systems Inc.     Common  88355K200       3,437     390,000     X                                       390,000

TVX Gold Inc.     Common  87308K101         876     539,000     X                                       539,000

USG Corp.         Common  903293405         501      20,000     X                                        20,000

Western Res Inc.  Common  959425109       1,081      50,000     X                                        50,000

Barrick Gold
 Corp.            Common  067901908       3,344     219,300(c)  X                                       219,300(c)

Barrick Gold
 Corp.            Common  067901958       9,913     650,000(p)  X                                       650,000(p)

Boeing            Common  097023955       7,245     115,000(p)  X                                       115,000(p)

Bristol Meyers
 Squibb Co.       Common  110122958       2,285      40,000(p)  X                                        40,000(p)

Caterpillar Inc.  Common  149123951       6,075     180,000(p)  X                                       180,000(p)

Chase Manhattan
 Corp.            Common  16161A958       1,850      40,000(p)  X                                        40,000(p)

Chubb Corp.       Common  191232951       5,539      70,000(p)  X                                        70,000(p)

Deere & Co.       Common  244199955       8,313     250,000(p)  X                                       250,000(p)

Dow Chemical Co.  Common  260543953       4,489     180,000(p)  X                                       180,000(p)

DuPont E I de
 Nemours & Co.    Common  263534959       2,072      50,000(p)  X                                        50,000(p)

Exxon Mobil Corp. Common  30231G952       2,674      30,000(p)  X                                        30,000(p)
                                    -----------
                          TOTAL     $    61,290
                                    -----------


                                             Page 6 of 8 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Ford Motor Co.    Common  345370950 $     2,531     100,000(p)  X                                       100,000(p)

General Electric
 Corp.            Common  369604953      27,690     480,000(p)  X                                       480,000(p)

General Motors    Common  370442955       5,200      80,000(p)  X                                        80,000(p)
 Corp.

GoodYear Tire &
 Rubber Co.       Common  382550951       2,340     130,000(p)  X                                       130,000(p)

Homestake Mining  Common  437614900       9,597   1,850,000(c)  X                                     1,850,000(c)

Homestake Mining  Common  437614950       6,069   1,170,000(p)  X                                     1,170,000(p)

Intl Paper Co.    Common  460146953       5,738     200,000(p)  X                                       200,000(p)

K Mart Corp.      Common  482584959       1,188     200,000(p)  X                                       200,000(p)

Maytag Corp.      Common  578592907         621      20,000(c)  X                                        20,000(c)

Maytag Corp.      Common  578592957       7,764     250,000(p)  X                                       250,000(p)

Merrill Lynch
 & Co. Inc.       Common  590188958       2,640      40,000(p)  X                                        40,000(p)

Minn. Mng. & Man. Common  604059955       3,645      40,000(p)  X                                        40,000(p)

Navistar Int'l,
 Corp.            Common  63934E958       2,395      80,000(p)  X                                        80,000(p)

Owens-Illinois
 Inc.             Common  690768953         740      80,000(p)  X                                        80,000(p)

J.C. Penney Co.   Common  708160906         709      60,000(c)  X                                        60,000(c)

J.C. Penney Co.   Common  708160956         709      60,000(p)  X                                        60,000(p)

Pfizer, Inc.      Common  717081953       4,044      90,000(p)  X                                        90,000(p)

Placer Dome       Common  725906901       8,635     915,000(c)  X                                       915,000(c)
                                    -----------
                          TOTAL     $    92,255
                                    -----------

                                             Page 7 of 8 Pages


Item 1:           Item 2: Item 3:   Item 4:      Item 5:           Item 6:                  Item 7:     Item 8:
                                                                   Investment Discretion
                                                                   -----------------------
                  Title             Fair Market  Shares or         (b) Shared-              Managers    Voting Authority (Shares)
                  of      CUSIP     Value (In    Principal         As Defined   (c)Shared-  See         -------------------------
Name of Issuer    Class   Number    Thousands)   Amount    (a)Sole In Instr. v     Other    Instr. v    (a)Sole (b)Shared (c)None


Placer Dome       Common  725906951 $     3,539     375,000(p)  X                                       375,000(p)

Potash Corp.      Common  73755L907         523      10,000(c)                                           10,000(c)
 Sask Inc.

Potash Corp.
 Sask Inc.        Common  73755L957       8,370     160,000(p)  X                                       160,000(p)

Schlumberger Ltd. Common  806857958       1,646      20,000(p)  X                                        20,000(p)

Stillwater Mining Common  86074Q902         541      20,000(c)  X                                        20,000(c)

Gateway Inc.      Common  367626958       1,880      40,000(p)  X                                        40,000(p)

IBM               Common  459200951       3,371      30,000(p)  X                                        30,000(p)

Intel             Common  458140950       1,247      30,000(p)  X                                        30,000(p)

Lernout & Hauspie Common  B5628B954         525      40,000(p)  X                                        40,000(p)
 Speech Prods

Micron Tech.      Common  595112903       1,388      30,000(c)  X                                        30,000(c)

Nvidia Corp.      Common  67066G904       2,456      30,000(c)  X                                        30,000(c)

Nvidia Corp.      Common  67066G954       2,456      30,000(p)  X                                        30,000(p)

Salton Inc.       Common  795757953       1,293      40,000(p)  X                                        40,000(p)

THQ Inc.          Common  872443953         698      30,000(p)  X                                        30,000(p)

Western Res Inc.  Common  959425959       1,081      50,000(p)  X                                        50,000(p)

Viacom Inc.       Common  925524958       1,173      20,000(p)  X                                        20,000(p)
                                    -----------
                          TOTAL     $    32,187
                                    -----------
                AGGREGATE TOTAL     $ 9,375,244
                                    ===========

                                             Page 8 of 8 Pages